RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Arnold Kondrat [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 279,154	$ 821,168
Services received, related party transactions	242,497	90,444
Gentor Resources Inc. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	26,474
Amounts payable, related party transactions		129,296
KGL Resources Ltd [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 5,766	$ 0